Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment, net
Schedule of property and equipment, net

		December 31,
	Estimated Useful Life Years
		2013	2012
Laboratory Equipment	4	$328	$314
Furniture and fixtures	5	98	90
Office and computer equipment	3	85	85
Leasehold improvements	Lease Term	79	44

		590	533
Less accumulated depreciation and amortization		(350)	(206)

Property and equipment, net		$240	$327